Long-term debt - Schedule of Long-term Debt (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2021
Debt Instrument [Line Items]
Long-term debt	$ 6,698,773,000			$ 7,500,155,000
Less: current portion	(491,733,000)			(621,856,000)
Long-term debt, excluding current portion	$ 6,207,040,000			6,878,299,000
Senior Unsecured Notes | Senior unsecured notes (Green Equity Units)
Debt Instrument [Line Items]
Weighted average coupon	5.37%	5.37%	5.37%		1.18%
Par value	$ 1,140,787,000
Long-term debt	$ 1,140,167,000			1,144,897,000
Senior Unsecured Notes | Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	4.25%	4.25%	4.25%
Par value	$ 2,195,000,000
Long-term debt	$ 2,181,759,000			1,406,278,000
Senior Unsecured Notes | Senior unsecured utility notes
Debt Instrument [Line Items]
Weighted average coupon	6.30%	6.30%	6.30%
Par value	$ 137,000,000
Long-term debt	$ 145,558,000			147,589,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	4.82%	4.82%	4.82%
Par value	$ 861,678,000
Long-term debt	$ 849,203,000			551,166,000
Senior Unsecured Notes | Canadian dollar Senior unsecured notes
Debt Instrument [Line Items]
Weighted average coupon	3.32%	3.32%	3.32%
Par value		$ 200,000,000
Long-term debt	$ 137,868,000			151,395,000
Senior Unsecured Notes | Senior secured project notes
Debt Instrument [Line Items]
Weighted average coupon	10.21%	10.21%	10.21%
Par value		$ 13,255,000
Long-term debt	$ 9,212,000			12,738,000
Senior Unsecured Notes | Senior unsecured utility bonds
Debt Instrument [Line Items]
Weighted average coupon	3.73%	3.73%	3.73%
Par value			$ 1,405,000
Long-term debt	$ 59,440,000			70,967,000
Senior Unsecured Notes | Senior Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 5,337,237,000			6,115,232,000
Senior Unsecured Notes | 5.25%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.25%	5.25%	5.25%
Par value		$ 400,000,000
Long-term debt	$ 274,281,000			298,382,000
Senior Unsecured Notes | 5.56%, U.S. Dollar Subordinated Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	5.97%	5.97%	5.97%
Par value	$ 1,100,000,000
Long-term debt	1,087,255,000			1,086,541,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured revolving credit facilities
Debt Instrument [Line Items]
Long-term debt	250,692,000			1,361,520,000
Revolving Credit Facility | Senior Unsecured Notes | Senior unsecured bank credit facilities and delayed draw term facility
Debt Instrument [Line Items]
Long-term debt	180,346,000			786,962,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial paper
Debt Instrument [Line Items]
Long-term debt	$ 382,992,000			$ 481,720,000